Subsequent Events	12 Months Ended
Dec. 31, 2014
Subsequent Events
Subsequent Events

24. Subsequent Events

        On March 9, 2015, The Company entered into a definitive merger agreement with IBT Bancorp, Inc. ("IBT"), the parent holding company of Independent Bank of Texas ("Independent Bank"), headquartered in Irving, Texas. Independent Bank operates two banking locations in the Dallas metropolitan area. At December 31, 2014, IBT had total assets of approximately $121 million, total loans of approximately $99 million and total deposits of approximately $104 million. Under the terms of the agreement, which has been unanimously approved by the boards of directors of both companies, the Company will issue 1,185,185 shares of common stock plus $4.0 million in cash in exchange for all of the outstanding shares of IBT capital stock, subject to certain conditions and potential adjustments. Upon the closing of the transaction, Independent Bank will merge with and into Veritex Community Bank. Completion of the transaction is subject to certain closing conditions, including receipt of IBT shareholder approval and customary regulatory approvals. The transaction is expected to close late in the third quarter of 2015.